Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - Land and buildings [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deposits 1 [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 828,103	₩ 790,414
Secured amount	₩ 72,910	₩ 62,968
Related account	Deposits	Deposits
Related amount	₩ 63,012	₩ 56,247
Borrowings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	2,883	2,861
Secured amount	₩ 3,688	₩ 3,434
Related account	Borrowings	Borrowings
Related amount	₩ 2,728	₩ 2,928